UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09837
Tax-Managed Multi-Cap Opportunity Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Opportunity Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.0%

Security	Shares	Value

Aerospace - Equipment — 1.2%
Precision Castparts Corp.	20,000	$1,406,000
		$1,406,000

Auto and Parts — 0.0%
Keystone Automotive Industries, Inc. (1)	1,000	22,000
		$22,000

Banks — 0.9%
Commerce Bancorp, Inc.	18,000	1,035,720
		$1,035,720

Biotechnology — 1.8%
Flamel Technologies SA ADR (1)	64,000	1,123,904
Ligand Pharmaceuticals, Inc., Class B (1)	90,000	936,900
		$2,060,804

Broadcasting and Cable — 1.7%
Central European Media Enterprises Ltd. (1)	33,000	1,217,700
NTL, Inc. (1)	10,932	743,704
		$1,961,404

Business Services — 2.9%
Coinstar, Inc. (1)	54,000	1,350,000
Greenfield Online, Inc. (1)	18,806	343,398
Sotheby’s Holdings, Inc., Class A (1)	92,000	1,650,480
		$3,343,878

Computer Services — 2.2%
Kanbay International, Inc. (1)	75,428	2,032,785
Ness Technologies, Inc. (1)	39,281	520,866
		$2,553,651

Computer Software — 0.4%
Salesforce.com, Inc. (1)	1,900	26,030
SeeBeyond Technology Corp. (1)	112,000	387,520
		$413,550

Computers - Integrated Systems — 3.6%
Research in Motion Ltd. (1)	58,200	$4,149,078
		$4,149,078

Computers and Business Equipment — 4.6%
Apple Computer, Inc. (1)	12,000	922,800
Creative Technology Ltd.	216,661	2,972,589
Creative Technology Ltd.	24,339	330,151
Synaptics, Inc. (1)	32,000	1,186,240
		$5,411,780

Education — 3.4%
EVCI Career Colleges Holding Corp. (1)	88,800	791,208
ITT Educational Services, Inc. (1)	13,000	638,560
Laureate Education, Inc. (1)	43,400	1,925,224
Learning Tree International, Inc. (1)	40,000	554,800
		$3,909,792

Electrical Equipment — 0.8%
GrafTech International Ltd. (1)	120,000	976,800
		$976,800

Energy — 0.4%
Ormat Technologies, Inc. (1)	31,700	504,030
		$504,030

Entertainment — 3.9%
WMS Industries, Inc. (1)	144,300	4,522,362
		$4,522,362

Financial Services — 1.6%
Advance America Cash Advance Centers, Inc. (1)	14,720	328,256
E*Trade Financial Corp. (1)	43,000	591,250
GFI Group, Inc. (1)	5,400	141,696
MarketAxess Holdings, Inc. (1)	10,900	151,401
OptionsXpress Holdings, Inc. (1)	7,000	141,960
Student Loan Corp., (The)	3,100	560,046
		$1,914,609

Food, Beverages and Tobacco — 1.0%
Loews Corp. - Carolina Group	38,000	1,192,820
		$1,192,820

Gaming — 1.1%
Mikohn Gaming Corp. (1)	130,000	1,300,000
		$1,300,000

Health Care Services — 0.3%
DaVita, Inc. (1)	75	$3,147
Herbalife Ltd. (1)	18,000	288,900
United Surgical Partners International, Inc. (1)	100	3,939
		$295,986

Insurance — 1.8%
PMI Group, Inc., (The)	54,000	2,147,580
Progressive Corp.	100	8,365
		$2,155,945

Internet Services — 8.6%
Arbinet - Thexchange, Inc. (1)	10,300	251,320
Ariba, Inc. (1)	82,829	1,149,667
Ask Jeeves, Inc. (1)	117,948	3,345,005
CheckFree Corp. (1)	38,600	1,505,400
PlanetOut, Inc. (1)	124,500	1,259,815
Shopping.com Ltd. (1)	4,300	95,718
Yahoo!, Inc. (1)	70,000	2,464,700
		$10,071,625

Machinery — 0.2%
Milacron, Inc. (1)	72,600	230,142
		$230,142

Medical Products — 2.3%
Align Technology, Inc. (1)	250,000	2,165,000
I-Flow Corp. (1)	28,160	494,490
		$2,659,490

Mining — 4.1%
Bema Gold Corp. (1)	400,000	1,132,000
Cia Vale do Rio Doce ADR	78,000	2,359,500
Gammon Lake Resources, Inc. (1)	45,000	229,500
Ivanhoe Mines Ltd. (1)	165,000	1,084,050
		$4,805,050

Networking Hardware — 0.6%
RADWARE Ltd. (1)	29,000	707,310
		$707,310

Oil and Gas - Equipment and Services — 2.6%
Halliburton Co.	41,000	1,686,330
Input/Output, Inc. (1)	223,000	1,404,900
		$3,091,230

Oil and Gas - Exploration and Production — 0.6%
Niko Resources Ltd.	8,000	$353,012
Williams Co., Inc. (The)	19,000	319,390
		$672,402

Personal Products — 4.6%
Estee Lauder Cos., Inc. (The), Class A	19,000	857,660
Gillette Co. (The)	89,000	4,514,080
		$5,371,740

Pharmaceuticals — 4.4%
American Pharmaceutical Partners, Inc. (1)	37,179	1,840,360
Taro Pharmaceutical Industries Ltd. (1)	111,000	3,334,440
		$5,174,800

Real Estate — 0.7%
HouseValues, Inc. (1)	45,100	640,420
ZipRealty, Inc. (1)	10,000	174,800
		$815,220

Retail - Food and Drug — 4.9%
CVS Corp.	55,000	2,549,250
Triarc Cos., Inc., Class B	78,000	1,150,500
Walgreen Co.	47,000	2,002,670
		$5,702,420

Retail - Specialty — 2.1%
Pep Boys - Manny, Moe & Jack (The)	1,000	17,220
RONA, Inc. (1)	20,378	741,705
Tweeter Home Entertainment Group, Inc. (1)	262,000	1,671,560
		$2,430,485

Semiconductors — 9.0%
Atheros Communications, Inc. (1)	288,000	3,110,400
NVIDIA Corp. (1)	302,000	6,921,840
PortalPlayer, Inc. (1)	100	2,053
Standard Microsystems Corp. (1)	33,000	523,050
		$10,557,343

Steel Fabrication — 1.9%
United States Steel Corp.	43,500	2,253,300
		$2,253,300

Telecommunications - Equipment — 0.5%
ECI Telecom Ltd. (1)	83,000	$637,440
		$637,440

Telecommunications - Services — 3.8%
America Movil de C.V. ADR	36,000	1,910,160
Citizens Communications Co.	183,500	2,475,415
IDT Corp. (1)	1,000	14,230
Philippine Long Distance Telephone Co. ADR (1)	1,000	26,000
		$4,425,805

Wireless Communications — 5.5%
NII Holdings, Inc., Class B (1)	120,000	6,456,000
		$6,456,000

Total Common Stocks (identified cost $84,794,034)		$105,192,011

Commercial Paper — 12.3%

	Principal
	Amount
Security	(000’s omitted)	Value
American General Finance Corp., 2.41%, 2/4/05	$2,313	$2,312,536
General Electric Capital Corp., 2.48%, 2/1/05	3,976	3,976,000
Pitney Bowes, Inc., 2.34%, 2/3/05	3,466	3,465,549
Societe Generale North America, Inc., 2.35%, 2/3/05	4,596	4,595,400

Total Commercial Paper (at amortized cost, $14,349,485)		$14,349,485

Short-Term Investments — 2.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.50%, 2/1/05	$2,314	$2,314,000

Total Short-Term Investments (at amortized cost, $2,314,000)		$2,314,000

Total Investments — 104.3% (identified cost $101,457,519)		$121,855,496

Securities Sold Short — (2.1)%

Security	Shares	Value
Yahoo!, Inc.	70,000	$(2,464,700)

Total Securities Sold Short (proceeds $1,144,289)		$(2,464,700)

Other Assets, Less Liabilities — (2.2)%		$(2,537,709)

Net Assets — 100.0%		$116,853,087

ADR	-	American Depository Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$101,457,519
Gross unrealized appreciation	$22,285,125
Gross unrealized depreciation	(1,887,148)
Net unrealized appreciation	$20,397,977

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi Cap-Opportunity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 17, 2005

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	March 17, 2005